Note 17 - Accounts and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Accounts payable		$ 43,853,976	$ 26,039,076
Accrued expenses		1,009,469	1,724,306
Employee payable		771,701	642,471
Other payable (1)	[1]	407,613	84,358
Trade and other current payables		$ 46,042,759	$ 28,490,211

[1]	Other payable primarily includes liabilities related to acquisition of treasury stock and accrued interest payable on borrowings.